Additional Financial Information - Summary of the Receivables Transferred Under Individual Agreements or Purchases (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivables Transferred Under Individual Agreement [Line Items]
Carrying value of receivables transferred and derecognized	$ 385.8	$ 314.9	$ 400.5	$ 285.0	$ 251.8
Net cash proceeds received	370.7	300.0	383.0	278.3	247.9
Loss recorded related to transfers of receivables	$ 15.1	$ 14.9	$ 17.5	$ 6.7	$ 3.9